Above market acquired charters (Tables)	6 Months Ended
Jun. 30, 2014
Above Market Acquired Charters (Abstract)
Above Market Acquired Charters (Table Text Block)
Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
Carrying amount as at January 1, 2013	$ 40,171	$ 3,093	$ 2,227	$ 2,229	$ —	$ —	$ —	$ —	$ —	$ 47,720
Acquisitions	—	—	—	—	19,707	19,768	19,094	19,329	19,358	97,256
Amortization	(5,357).	(2,481).	(864).	(797).	(1,311).	(1,240).	(519).	(513).	(512).	(13,594).
Carrying amount as at December 31, 2013	$ 34,814	$ 612	$ 1,363	$ 1,432	$ 18,396	$ 18,528	$18,575	$18,816	$ 18,846	$ 131.382
Acquisitions	—	—	—	—	—	—	—	—	—	—
Amortization	(2,657).	(612).	(428).	(395).	(827).	(828).	(839).	(829).	(828).	(8,243).
Carrying amount as at June 30, 2014	$ 32,157	$ —	$ 935	$ 1,037	$ 17,569	$ 17,700	$17,736	$17,987	$ 18,018	$ 123,139

Above Market Acquired Charter Future Amortization Expense (Table Text Block)
For the twelve month period ended June 30,	M/V Cape Agamemnon	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
2015	.$ 5,357	$ 863	$ 796	$ 1,668	$ 1,670	$ 1,693	$ 1,672	$ 1,669	$ 15,388
2016	5,372	72	241	1,668	1,670	1,697	1,676	1,674	14,070
2017	5,357	-	-	1,668	1,670	1,693	1,672	1,669	13,729
2018	5,357	-	-	1,668	1,670	1,693	1,672	1,669	13,729
2019	5,357	-	-	1,668	1,670	1,693	1,672	1,669	13,729
Thereafter	5,357	-	-	9,229	9,350	9,267	9,623	9,668	52,494
Total	$ 32,157	$ 935	$ 1,037	$ 17,569	$ 17,700	$ 17,736	$ 17,987	$ 18,018	$ 123,139